FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Outstanding convertible notes	$ 94,599,000	$ 111,616,000
Estimated fair value of convertible notes	56,000,000	77,800,000
Long-term bank borrowings (including the current portions)	73,255,761	113,400,000
Fair value of long-term borrowings (including the current portions)	71,800,000	111,200,000
FAIR VALUE MEASUREMENTS [Line Items]
Carrying amount of long-lived assets held and used	750,297,544	863,093,184
Phase I Sichuan polysilicon factory [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Carrying amount of long-lived assets held and used		$ 200,791,337